Events after the end of the reporting period	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Events after the end of the reporting period	Events after the end of the reporting period
Except for the matters disclosed in Note A.3 no events have occurred after the reporting date that would materially affect the amounts or disclosures in these financial statements